ORDINARY SHARES (Details Textual) - USD ($)		12 Months Ended
	Sep. 28, 2018	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2019	Aug. 05, 2017	Jul. 30, 2017
Common Stock, Shares, Issued		14,333,334	14,333,334		13,333,334
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001			$ 0.001
Issuance of ordinary shares (in shares)	14,333,334	1,000,000
Common Stock value issued		$ 14,333	$ 14,333
Common stock, share subscribed but unissued, subscriptions receivable				$ 80,000
Common Stock
Common Stock, Shares, Issued	1,000,000
Shares issued, price per share	$ 0.08
Common Stock, Par or Stated Value Per Share	$ 0.001
Issuance of ordinary shares (in shares)	14,333,334
Common Stock value issued	$ 14,333,334